Income Taxes - Additional Information Regarding Examinations (Detail)	12 Months Ended
Jun. 30, 2015
Internal Revenue Service (IRS) | Earliest Tax Year
Income Tax Examination [Line Items]
Tax years under audit	2004
Tax years subject to examination	2007
Internal Revenue Service (IRS) | Latest Tax Year
Income Tax Examination [Line Items]
Tax years under audit	2006
Tax years subject to examination	2015
Foreign Country | Earliest Tax Year
Income Tax Examination [Line Items]
Tax years subject to examination	1996
Foreign Country | Latest Tax Year
Income Tax Examination [Line Items]
Tax years subject to examination	2015